Restricted Stock Plan - Summarized status of Company's nonvested restricted shares (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shares
Nonvested, beginning of year | shares	320,000
Granted | shares	10,000
Vested | shares	(10,000)
Forfeited | shares	(2,500)
Nonvested, end of year | shares	317,500
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year | $ / shares	$ 11.73
Granted | $ / shares	14.08
Vested | $ / shares	10.73
Forfeited | $ / shares	13.00
Nonvested, end of year | $ / shares	$ 11.83